As filed with the Securities and Exchange Commission on August 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.2%
	Administrative and Support Services - 2.0%
303,000	AECOM Technology Corp. (b)	$9,756,600

	Chemical Manufacturing - 8.2%
1,300,000	Avon Products, Inc.	18,993,000
345,000	Eli Lilly & Co.	21,448,650
		40,441,650
	Computer and Electronic Product Manufacturing - 12.6%
700,000	Hewlett-Packard Co.	23,576,000
800,000	Intersil Corp. - Class A	11,960,000
210,000	TE Connectivity (a)	12,986,400
1,100,000	Xerox Corp.	13,684,000
		62,206,400
	Credit Intermediation and Related Activities - 9.2%
875,000	Bank of America Corp.	13,448,750
410,000	Citigroup, Inc.	19,311,000
225,000	JPMorgan Chase & Co.	12,964,500
		45,724,250
	Energy Extraction - 1.0%
158,500	Rowan Companies Plc - Class A (a)	5,060,905

	Insurance Carriers and Related Activities - 19.3%
260,000	Aetna Inc.	21,080,800
230,000	Allstate Corp.	13,505,600
380,000	American International Group, Inc.	20,740,400
405,000	Lincoln National Corp.	20,833,200
345,000	MetLife, Inc.	19,168,200
		95,328,200
	Machinery Manufacturing - 6.9%
290,000	Baker Hughes, Inc.	21,590,500
472,500	General Electric Co.	12,417,300
		34,007,800
	Merchant Wholesalers, Durable Goods - 1.3%
85,000	Reliance Steel & Aluminum Co.	6,265,350

	Miscellaneous Manufacturing - 3.7%
250,000	Baxter International Inc.	18,075,000

	Miscellaneous Store Retailers - 2.4%
1,120,000	Staples, Inc.	12,140,800

	Oil and Gas Extraction - 9.8%
325,000	Halliburton Co.	23,078,250
450,000	Ultra Petroleum Corp. (b)	13,360,500
500,000	WPX Energy, Inc. (b)	11,955,000
		48,393,750
	Paper Manufacturing - 3.0%
430,000	Sealed Air Corp.	14,693,100

	Primary Metal Manufacturing - 2.1%
685,000	Alcoa, Inc. (d)	10,199,650

	Printing and Related Support Activities - 1.0%
282,500	R. R. Donnelley & Sons Co.	4,791,200

	Professional, Scientific, and Technical Services - 4.7%
165,000	Omnicom Group Inc.	11,751,300
80,000	Quest Diagnostics, Inc.	4,695,200
152,500	URS Corp.	6,992,125
		23,438,625
	Publishing Industries - 8.0%
48,000	Dun & Bradstreet Corp.	5,289,600
385,000	Electronic Arts Inc. (b)	13,809,950
495,000	Microsoft Corp.	20,641,500
		39,741,050
	TOTAL COMMON STOCKS (Cost $348,020,621)	470,264,330

	SHORT-TERM INVESTMENTS - 5.2%
25,846,021	Fidelity Institutional Money Market Portfolio - Select Class, 0.05% (c)	25,846,021
	Total Short-Term Investments (Cost $25,846,021)	25,846,021

	Total Investments in Securities (Cost $373,866,642) - 100.4%	496,110,351
	Liabilities in Excess of Other Assets - (0.4)%	(1,870,376)
	NET ASSETS - 100.0%	$494,239,975

	(a) U.S. traded security of a foreign issuer.
	(b) Non-income producing security.
	(c) Rate shown is the 7-day annualized yield at June 30, 2014.
	(d) A portion of this security is pledged as collateral for written options.

Schedule of Options Written at June 30, 2014 (Unaudited)
Contracts	CALL OPTIONS	Value
5,100	Alcoa, Inc.	$1,076,100
	Expiration: October 2014, Exercise Price: $13
	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $716,405)	$1,076,100

Note 1 – Securities Valuation

The Poplar Forest Partners Fund’s (the “Fund”) investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support and Waste Management	$36,636,700	$-	$-	$36,636,700
Finance and Insurance	141,052,450	-	-	141,052,450
Health Care and Social Assistance	4,695,200	-	-	4,695,200
Information	34,451,450	-	-	34,451,450
Manufacturing	136,153,900	-	-	136,153,900
Mining, Quarrying, and Oil and Gas Extraction	53,454,655	-	-	53,454,655
Professional, Scientific, and Technical Services	18,743,425	-	-	18,743,425
Retail Trade	12,140,800	-	-	12,140,800
Wholesale Trade	32,935,750	-	-	32,935,750
Total Common Stocks	470,264,330	-	-	470,264,330
Short-Term Investments	25,846,021	-	-	25,846,021
Total Assets	$496,110,351	$-	$-	$496,110,351
Liabilities:
Options Written	$1,076,100	$-	$-	$1,076,100
Total Liabilities	$1,076,100	$-	$-	$1,076,100

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2014, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended June 30, 2014.

Note 2 – Derivative Transactions

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with the Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The average monthly market value of written options during period ended June 30, 2014 was $177,967.

Transactions in written options contracts for the period ended June 30, 2014, are as follows:

	Contracts	Premiums Received
Beginning balance	-	-
Options written	5,175	$776,870
Options expired	(75)	(60,465)
Outstanding at June 30, 2014	5,100	$716,405

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$374,012,229

Gross unrealized appreciation	$127,909,369
Gross unrealized depreciation	(5,811,247)
Net unrealized appreciation	$122,098,122

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
            Douglas G. Hess, President

Date  08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  08/22/14

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  08/22/14

* Print the name and title of each signing officer under his or her signature.